Share-based Payments - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R		R 119.14	R 152.87
Awards outstanding at beginning of year (in shares)	4,557,919	4,479,679	4,198,285
Awards granted during the year (in shares)	0	2,492,584	1,926,549
Awards lapsed during the year (in shares)	(109,065)	(359,343)	(218,601)
Awards exercised during the year (in shares)	(2,307,439)	(2,055,001)	(1,426,554)
Awards outstanding at end of year (in shares)	2,141,415	4,557,919	4,479,679
Awards exercisable at end of year (in shares)	1,207,936	1,588,512	1,904,021
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 204.42
Awards granted during the year (in shares)	1,669,191
Awards lapsed during the year (in shares)	(55,208)
Awards exercised during the year (in shares)	(14,623)
Awards outstanding at end of year (in shares)	1,599,360
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 129.94
Awards outstanding at beginning of year (in shares)	447,842	2,466,357	4,363,330
Awards lapsed during the year (in shares)	0	(1,186,330)	(1,512,857)
Awards exercised during the year (in shares)	(218,203)	(832,185)	(384,116)
Awards outstanding at end of year (in shares)	229,639	447,842	2,466,357
Awards exercisable at end of year (in shares)	229,639	447,842	455,914
Co-investment Plan (CIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding at beginning of year (in shares)	112,578	95,378	97,651
Awards granted during the year (in shares)	0	80,809	112,105
Awards lapsed during the year (in shares)	(16,500)	(11,633)	(62,775)
Awards matched during the year (in shares)	(72,151)	(51,976)	(51,603)
Awards outstanding at end of year (in shares)	23,927	112,578	95,378
Tranche One | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	50.00%
Tranche One | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	50.00%
Tranche One | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	33.00%
Tranche One | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	20.00%
Tranche Two | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	50.00%
Tranche Two | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	50.00%
Tranche Two | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	33.00%
Tranche Two | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	20.00%
Tranche three | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	34.00%
Tranche three | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	20.00%
Tranche four | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	20.00%
Tranche five | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage	20.00%